                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999

               Check here if Amendment       [ ] Amendment Number:
          This Amendment (Check only one.):       [ ] is a restatement.
                                                  [ ] adds new holdings
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Karen M. Fleiss
Address: 1270 Avenue of The Americas, 11th Floor
         New York, New York  10020


Form 13F File Number: 28-07512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen M. Fleiss
Title:   General Partner of KMF Partners, L.P.
Phone:   (212) 582-5048

Signature, Place, and Date of Signing:

  /s/ Karen M. Fleiss               New York, New York               5/11/99
-------------------------          ---------------------         --------------
       [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1
                                         -----------

Form 13F Information Table Entry Total:      91
                                         -----------

Form 13F Information Table Value Total:    306,349
                                         -----------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

 1       28-07518                          KMF Partners, L.P.

                                                          Karen M. Fleiss
                                                              Form 13F
                                                           March 31, 1999

                                    Item 2     Item 3      Item 4                  Item 6        Item 7
Item 1                              Title of   CUSIP       Fair Market   Item 5    Investment    Other      Item 8
Name of Issuer                      Class      Number      Value         Shares    Discretion    Managers   Voting Authority
                                                                                                            Sole  Shared  None
ABERCROMBIE AND FITCH CO.- CL A     CLA        002896207     4,600        50,000     Defined     1                50,000
AMAZON.COM INC.                     COM        023135106     3,444        20,000     Defined     1                20,000
AMERICA ONLINE INC.                 COM        02364J104    44,989       308,144     Defined     1               308,144
AMERICAN EAGLE OUT.                 COM        02553E106     4,660        65,000     Defined     1                65,000
AMES DEPARTMENT STORES              COM        030789507     8,353       225,000     Defined     1               225,000
ANN TAYLOR                          COM        036115103     2,492        56,400     Defined     1                56,400
ASCEND COMMUNICATION                COM        043491109     5,440        65,000     Defined     1                65,000
AT HOME CORP                        CLA        045919107     3,150        20,000     Defined     1                20,000
AT&T CORP-LIBERTY MEDIA GROUP       COM        001957208     1,578        30,000     Defined     1                30,000
BEST BUY                            COM        086516101     4,160        80,000     Defined     1                80,000
BROADCOM CORP                       CLA        111320107     1,849        30,000     Defined     1                30,000
C/NET INC.                          COM        125945105     1,843        20,000     Defined     1                20,000
CABLEVISION SYSTEMS                 COM        12686C109     3,706        50,000     Defined     1                50,000
CISCO SYSTEMS                       COM        17275R102     3,287        30,000     Defined     1                30,000
CITRIX SYSTEMS                      COM        177376100     2,288        60,000     Defined     1                60,000
CLEAR CHANNEL                       COM        184502102     4,024        60,000     Defined     1                60,000
CMGI INC.                           COM        125750109     7,323        40,000     Defined     1                40,000
CONCENTRA MANAGED CARE INC.         COM        20589T103     2,175       150,000     Defined     1               150,000
CORNING INC.                        COM        219350105     1,800        30,000     Defined     1                30,000
CRITICAL PATH, INC.                 COM        22674V100       655         8,500     Defined     1                 8,500
DAYTON HUDSON CORP.                 COM        239753106     3,331        50,000     Defined     1                50,000
DENDRITE INTL                       COM        248239105     2,901       130,000     Defined     1               130,000






                                    Item 2     Item 3      Item 4                  Item 6        Item 7
Item 1                              Title of   CUSIP       Fair Market   Item 5    Investment    Other      Item 8
Name of Issuer                      Class      Number      Value         Shares    Discretion    Managers   Voting Authority
                                                                                                            Sole  Shared  None
EARTHWEB INC                        COM        27032C108     2,193        40,000     Defined     1                40,000
EMC CORP                            COM        268648102     3,833        30,000     Defined     1                30,000
ENTRUST TECHNOLOGIES INC.           COM        293848107     1,350        40,000     Defined     1                40,000
EQUANT NV                           COM        294409107     2,258        30,000     Defined     1                30,000
EXODUS COMMUNICATIONS INC.          COM        302088109     3,363        25,000     Defined     1                25,000
FDX CORP.                           COM        31304N107     2,784        30,000     Defined     1                30,000
FINET HOLDINGS CORP.                COM        317922300     1,472       300,000     Defined     1               300,000
GENZYME CORP-MOLECULAR ONCOLOGY
   DIVISION                                    372917500        12         3,241     Defined     1                 3,241
GO2NET, INC.                        COM        383486107     5,305        40,000     Defined     1                40,000
GUIDANT CORP                        COM        401698105     4,840        80,000     Defined     1                80,000
HOME DEPOT INC.                     COM        437076102     2,490        40,000     Defined     1                40,000
INFOSEEK CORP                       COM        45678M107     1,850        25,000     Defined     1                25,000
INFOSPACE.COM                       COM        45678T102     2,659        30,000     Defined     1                30,000
INKTOMI CORP                        COM        457277101       858        10,000     Defined     1                10,000
INTERMEDIA COMMUNICATIONS INC.      COM        458801107     2,663       100,000     Defined     1               100,000
INTERVU INC.                        COM        46114R106     1,553        35,000     Defined     1                35,000
INTIMATE BRANDS INC.                COM        461156101     1,444        30,000     Defined     1                30,000
INTUIT INC.                         COM        461202103     3,053        30,000     Defined     1                30,000
JABIL CIRCUIT INC.                  COM        466313103       996        24,600     Defined     1                24,600
JONES INTERCABLE INC.               COM        480206101     1,183        30,000     Defined     1                30,000
K-SWISS INC.                        COM        482686102     2,525       100,000     Defined     1               100,000
KEEBLER FOODS CO.                   COM        487256109     1,424        39,000     Defined     1                39,000
KOHL'S CORPORATION                  COM        500255104     6,634        93,600     Defined     1                93,600
LEGATO SYSTEMS                      COM        524651106     3,098        60,000     Defined     1                60,000
LEVEL 3 COMMUNICATIONS INC.         COM        52729N100     5,279        72,500     Defined     1                72,500
MC INFORMATICS INC- WTS.            WTS        55269G112        20        20,000     Defined     1                20,000
MCI WORLDCOM INC.                   COM        55268B106     6,996        78,999     Defined     1                78,999
MEDIAONE GROUP INC.                 COM        58440J104     1,905        30,000     Defined     1                30,000
MEDIMMUNE INC.                      COM        584699102     4,735        80,000     Defined     1                80,000
MEDTRONIC INC.                      COM        585055106     2,870        40,000     Defined     1                40,000
MICROSOFT                           COM        594918104     3,585        40,000     Defined     1                40,000






                                    Item 2     Item 3      Item 4                  Item 6        Item 7
Item 1                              Title of   CUSIP       Fair Market   Item 5    Investment    Other      Item 8
Name of Issuer                      Class      Number      Value         Shares    Discretion    Managers   Voting Authority
                                                                                                            Sole  Shared  None
MININGCO.COM INC.                   COM        60366T108     1,880        21,000     Defined     1                21,000
MKS INSTRUMENTS INC.                COM        55306N104       535        40,000     Defined     1                40,000
MONTANA POWER CORP.                 COM        612085100     6,621        90,000     Defined     1                90,000
MOTOROLA INC.                       COM        620076109     3,663        50,000     Defined     1                50,000
NEON SYSTEMS INC.                   COM        640509105     2,750        50,000     Defined     1                50,000
NEWBRIDGE NETWORK                   COM        650901101     1,550        50,000     Defined     1                50,000
NIKE INC                            COM        654146103     2,884        50,000     Defined     1                50,000
NOVELL INC.                         COM        670006105     2,519       100,000     Defined     1               100,000
NTL INC.                            COM        629407107     6,510        80,000     Defined     1                80,000
OXFORD HEALTH PLANS                 COM        691471106     1,563       100,000     Defined     1               100,000
PARAMETRIC TECHNOLOGY               COM        699173100     1,975       100,000     Defined     1               100,000
PFIZER INC                          COM        717081103     4,856        35,000     Defined     1                35,000
PRICELINE.COM INC.                  COM        741503106     1,740        21,000     Defined     1                21,000
PROVIDIAN FINANCIAL CORP.           COM        744061102     3,300        30,000     Defined     1                30,000
QWEST COMMUNICATIONS INTL, INC.     COM        749121109     3,605        50,000     Defined     1                50,000
REALNETWORKS INC.                   COM        75605L104     2,444        20,000     Defined     1                20,000
ROWECOM INC.                        COM        77957X108     1,745        40,000     Defined     1                40,000
SECURITY FIRST TECHNOLOGIES         COM        814279105     2,668        36,300     Defined     1                36,300
SEPRACOR INC.                       COM        817315104     2,806        25,000     Defined     1                25,000
SPORTSLINE USA INC.                 COM        848934105     1,825        40,000     Defined     1                40,000
STAPLES, INC.                       COM        855030102     9,287       282,508     Defined     1               282,508
SUN MICROSYSTEMS                    COM        866810104     3,752        30,000     Defined     1                30,000
TCI MUSIC, INC.                     COM        87229N101       215        42,000     Defined     1                42,000
TELEWEST COMMUNICATIONS PLC ADR     ADR        87956P105     1,645        37,500     Defined     1                37,500
TERAYON COMMUNICATION SYSTEMS INC.  COM        880775101     1,200        30,000     Defined     1                30,000
TIFFANY & CO.-NEW                   COM        886547108     2,243        30,000     Defined     1                30,000
TIMBERLAND CO.                      COM        887100105     1,728        27,400     Defined     1                27,400
TLC THE LAZER CENTER INC.           COM        872934104     1,609        50,000     Defined     1                50,000
TWEETER HOME ENTERTAINMENT GROUP    COM        901167106     1,629        50,500     Defined     1                50,500
UNIPHASE INC.                       COM        909149106     2,303        20,000     Defined     1                20,000
USV PARTNERS, LLC                   COM        91272D309       380       974,900     Defined     1               974,900
VERISIGN INC.                       COM        92343E102     3,080        20,000     Defined     1                20,000






                                    Item 2     Item 3      Item 4                  Item 6        Item 7
Item 1                              Title of   CUSIP       Fair Market   Item 5    Investment    Other      Item 8
Name of Issuer                      Class      Number      Value         Shares    Discretion    Managers   Voting Authority
                                                                                                            Sole  Shared  None
WAL-MART STORES INC.                COM        931142103     3,688        40,000     Defined     1                40,000
WATERS CORP                         COM        941848103     2,101        20,000     Defined     1                20,000
WEB TRENDS CORP.                    COM        94844D104     3,258        67,000     Defined     1                67,000
WHITTMAN HART INC                   COM        966834103     1,183        55,000     Defined     1                55,000
WILLIAMS COMPANIES                  COM        969457100     2,963        75,000     Defined     1                75,000
YAHOO! INC                          COM        984332106     3,368        20,000     Defined     1                20,000

TOTAL                                                      306,349